UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2002

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	July 11, 2002

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       44

Form 13F Information Table value total:       $70058



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
 American Int'l Group      COM              026874107       4090   59945SH       SOLE                 0       0  59945
 Analog Devices            COM              032654105       2769   93235SH       SOLE                 0       0  93235
 Anheuser-Busch Companies  COM              035229103        675   13500SH       SOLE                 0       0  13500
 Apollo Group              COM              037604105        259    6560SH       SOLE                 0       0   6560
 Cardinal Health Inc.      COM              14149Y108       2899   47212SH       SOLE                 0       0  47212
 Charles Schwab & Co.      COM              808513105       2916  260391SH       SOLE                 0       0 260391
 Cisco Systems             COM              17275R102       1577  113076SH       SOLE                 0       0 113076
 Citigroup Inc.            COM              172967101        672   17344SH       SOLE                 0       0  17344
 Coca-Cola Company         COM              191216100        654   11673SH       SOLE                 0       0  11673
 Cox Commun Cl A           COM              224044107       2077   75395SH       SOLE                 0       0  75395
 Darden Restaurants Inc    COM              237194105       2372   96052SH       SOLE                 0       0  96052
 Dean Foods Co             COM              242370104       1231   33010SH       SOLE                 0       0  33010
 Dell Computer Corporation COM              247025109        420   16065SH       SOLE                 0       0  16065
 Dominion Resources        COM              25746U109        219    3313SH       SOLE                 0       0   3313
 Exxon Mobil Corporation   COM              30231G102       1995   48752SH       SOLE                 0       0  48752
 Family Dollar Stores      COM              307000109       3791  107550SH       SOLE                 0       0 107550
 Federal Nat'l Mortgage    COM              313586109       3103   42080SH       SOLE                 0       0  42080
 First Data Corp.          COM              319963104       5206  139956SH       SOLE                 0       0 139956
 General Electric Co.      COM              369604103       5377  185101SH       SOLE                 0       0 185101
 Intel Corp.               COM              458140100       2180  119332SH       SOLE                 0       0 119332
 JDS Uniphase Corp.        COM              46612J101         99   37242SH       SOLE                 0       0  37242
 Johnson & Johnson         COM              478160104        486    9294SH       SOLE                 0       0   9294
 Kinder Morgan Energy      COM              494550106        744   23680SH       SOLE                 0       0  23680
 Kraft Foods Inc.          COM              50075N104       1893   46225SH       SOLE                 0       0  46225
 Lowe's Companies          COM              548661107       3299   72675SH       SOLE                 0       0  72675
 Medtronic                 COM              585055106       3499   81668SH       SOLE                 0       0  81668
 Merck & Co.               COM              589331107        717   14165SH       SOLE                 0       0  14165
 Microsoft Corporation     COM              594918104       1547   28276SH       SOLE                 0       0  28276
 National City Corporation COM              635405103        222    6664SH       SOLE                 0       0   6664
 Nokia Corp. ADR           SPONSORED ADR    654902204        737   50872SH       SOLE                 0       0  50872
 Nortel Networks Corp.     COM              656568102         55   37733SH       SOLE                 0       0  37733
 Oracle Corporation        COM              68389X105        364   38459SH       SOLE                 0       0  38459
 Performance Food Grp Co   COM              713755106       1305   38550SH       SOLE                 0       0  38550
 Pfizer                    COM              717081103        486   13892SH       SOLE                 0       0  13892
 Procter & Gamble Company  COM              742718109        845    9468SH       SOLE                 0       0   9468
 Qualcomm                  COM              747525103        228    8305SH       SOLE                 0       0   8305
 SBC Communications        COM              78387G103        533   17466SH       SOLE                 0       0  17466
 Scientific Atlanta        COM              808655104        400   24301SH       SOLE                 0       0  24301
 SPDR Trust                COM              78462F103       1075   10861SH       SOLE                 0       0  10861
 Sun Microsystems          COM              866810104         80   16065SH       SOLE                 0       0  16065
 Tenet Healthcare Corp     COM              88033G100       2548   35610SH       SOLE                 0       0  35610
 Verizon Communications    COM              92343V104        326    8119SH       SOLE                 0       0   8119
 Wells Fargo & Co.         COM              949746101       3398   67886SH       SOLE                 0       0  67886
 Wyeth                     COM              983024100        690   13471SH       SOLE                 0       0  13471